Stock-Based Compensation - Additional Information (Detail) - USD ($)		9 Months Ended		12 Months Ended
	Sep. 16, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, percentage of outstanding stock	1.00%
Common stock reserved for issuance		744,530,269		164,090,744	124,539,703
Aggregate fair value of options granted		$ 14,900,000		$ 0	$ 0
Aggregate intrinsic value of stock options exercised		$ 48,900,000	$ 15,100,000	5,300,000	1,100,000
Options, grants in period, weighted average grant date fair value		$ 8.97
Stock-based compensation		$ 14,764,000	$ 358,000	$ 476,000	771,000
Unrecognized compensation expense		$ 500,000
Unrecognized stock-based compensation recognition period		2 years 5 months 15 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance		254,254,142
Options, grants in period, weighted average grant date fair value		$ 8.78	$ 2.68	$ 1.78
Weighted-average remaining contractual term of non-vested shares		5 years 7 months 13 days		5 years 1 month 17 days
Fair value of restricted stock awards vested				$ 500,000	700,000
Stock-based compensation		$ 0		0
Unrecognized compensation expense		1,369,000,000.0		218,000,000.0
RSA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock awards vested		400,000	$ 400,000
Stock-based compensation		14,800,000	$ 400,000	500,000	$ 800,000
Unrecognized compensation expense		$ 500,000		$ 800,000
Unrecognized stock-based compensation recognition period		1 year 2 months 15 days		1 year 10 months 17 days
2008 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance				0
2008 Stock Incentive Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance				48,033,713
2014 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance				4,783,479
2014 Stock Incentive Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance				130,759,452
2021 Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, percentage of outstanding stock	4.00%
Number of shares to be issued pursuant to awards granted		200,000,000
Shares issued in period		200,440,957
Common stock reserved for issuance		200,386,956
2021 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares to be issued pursuant to awards granted	100,000,000
Number of shares authorised	20,000,000
Percentage of non-participation of combined voting power or value of all classes of stock	5.00%
Common stock reserved for issuance		20,000,000